Goodwill and Other Intangible Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND OTHER INTANGIBLE ASSETS

Goodwill

Goodwill is derived from our 2019 business acquisition. The Company performed its most recent annual goodwill impairment test as of December 31, 2020 using market data and discounted cash flow analysis. Based on that test, we have determined that the carrying value of goodwill was not impaired at December 31, 2020. There were also no indicators of impairment at March 31, 2021.

Intangible Assets

During the three months ended March 31, 2021, we acquired certain intangible assets pursuant to our Scouted and Upsider acquisitions described in Note 12. These intangible assets aggregate approximately $5.9 million and consist primarily of sales and client relationships, contracts, intellectual property, partnership and vendor agreements and certain other assets. We are in the process of completing the accounting and valuations of the assets acquired and, accordingly, the estimated fair values of these intangible assets are provisional pending the final valuations which will not exceed one year in accordance with ASC 805.

Intangible assets are summarized as follows:

	March 31,2021	December 31,2020
Customer contracts	$233,107	$233,107
License	1,726,965	1,726,965
Intangible assets, including sales and client relationships, contracts, intellectual property, partnership and vendor agreements and certain other assets acquired pursuant to 2021 business acquisitions (see Note 12)	5,853,031	—
	7,813,103	1,960,072
Less accumulated amortization	(1,323,381)	(1,164,208)
Carrying value	$6,489,722	$795,864

Amortization expense of intangible assets was $159,173 and $159,173 for the three months ended March 31, 2021 and 2020 respectively, related to the intangible assets acquired in business combinations. Future amortization of intangible assets excluding the recently acquired intangibles from the Scouted, Upsider and OneWire acquisitions is expected to be approximately $637,000 for 2021 and $159,000 for 2022. The Company will begin amortizing intangible assets from the three recently acquired acquisitions in the second quarter of 2021 upon completion of the purchase price allocations.

NOTE 4 — GOODWILL AND OTHER INTANGIBLE ASSETS

Goodwill

Goodwill is derived from the Genesys acquisition (see Note 14). The Company performed its most recent annual goodwill impairment test as of December 31, 2020 using market data and discounted cash flow analysis. Based on that test, we have determined that the carrying value of goodwill was not impaired at December 31, 2020. We had previously recorded an impairment of $3,000,000 at December 31, 2019, primarily due to the market capitalization of the Company’s common stock.

The changes in the carrying amount of goodwill for the years ended December 31, 2020 and 2019 are as follows:

	December 31, 2020	December 31, 2019
Carrying value – January 1	$3,517,315	$-
Goodwill acquired during the year	-	6,517,315
	3,517,315	6,517,315
Impairment losses	-	(3,000,000)
Carrying value – December 31	$3,517,315	$3,517,315

Intangible Assets

Intangible assets totaling $1,910,072 as disclosed in the table below consist of the assets acquired from Genesys, including customer contracts and intellectual property, acquired on March 31, 2019 (see Note 14) which are being amortized over the three year useful life.

We also had capitalized software costs of $113,020 relating to our website and iPhone App developed for internal use. These costs were not placed in service and were not amortized, and the Company has no plans to place these assets in service in the foreseeable future. The Company capitalized $11,500 of costs in 2019. We had fully impaired these assets at December 31, 2019.

We entered into an executive employment agreement on July 1, 2020 (the “Employment Agreement”) with Chad MacRae as the Senior Vice President Recruiters on Demand. The Employment Agreement specifies that certain customer contracts, databases, and computer equipment were to be transferred to the Company in connection with the hiring of Mr. MacRae. Mr. MacRae’s compensation package includes a $50,000 signing bonus and an annual base salary of $125,000. We have attributed the $50,000 signing bonus to the cost of the contracts acquired and are amortizing that cost over the estimated six-month economic life of the contracts.

Intangible assets are summarized as follows:

	December 31, 2020	December 31, 2019
Customer contracts	$233,107	$183,107
License	1,726,965	1,726,965
	1,960,072	1,910,072
Less accumulated amortization	(1,164,208)	(477,518)
Carrying value	$795,864	$1,432,554

Amortization expense of intangible assets was $686,691 and $477,518 for the years ended December 31, 2020 and 2019, respectively, related to the intangible assets acquired from Genesys (now the Company’s Recruiting Solutions division), and the cost of acquiring customer contracts on July 1, 2020 for our Recruiters on Demand business. Future amortization of intangible assets is expected to be approximately $637,000 for 2021 and $159,000 for 2022.